ACQUIRED INTANGIBLE ASSETS, NET - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
ACQUIRED INTANGIBLE ASSETS, NET
Amortization expenses	¥ 790	¥ 790
Impairment of acquired intangible assets	2,200
Acquired intangible assets, net	¥ 0
Minimum | Technology rights for licensed seeds
ACQUIRED INTANGIBLE ASSETS, NET
Average usage period	3 years
Maximum | Technology rights for licensed seeds
ACQUIRED INTANGIBLE ASSETS, NET
Average usage period	20 years